Share-based payments - Former Chief Executive Officer Grant - Reconciliation of outstanding awards (Details) - Former Chief Executive Officer Grant - Option	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based payments
Outstanding at the beginning of the period	5,614,246	6,426,365	7,951,265
Forfeited during the period	(11,091)	(34,859)
Exercised during the period		(777,260)	(1,524,900)
Outstanding at the end of the period	5,603,155	5,614,246	6,426,365